Voya Retirement Insurance and Annuity Company

and its

Variable Annuity Account C

STATE UNIVERSITY OF NEW YORK

DEFINED CONTRIBUTION RETIREMENT PLANS

Supplement Dated January 13, 2022 to the Contract Prospectus and
Contract Prospectus Summary, each dated May 1, 2021, as amended

This supplement updates and amends certain information contained in your variable annuity contract prospectus and contract prospectus summary. Please read it carefully and keep it with your contract prospectus and contract prospectus summary for future reference. Capitalized terms not defined in this supplement shall have the meaning given to them in your prospectus and contract prospectus summary, as applicable.

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NOTICE OF AND IMPORTANT INFORMATION ABOUT THE
INVESCO INTERNATIONAL GROWTH FUND

Effective on or about February 28, 2022, the Invesco International Growth Fund will change its name to Invesco EQV International Equity Fund. Accordingly, all references to “Invesco International Growth Fund” appearing in the contract prospectus and contract prospectus summary are hereby deleted and replaced with “Invesco EQV International Equity Fund.”

MORE INFORMATION IS AVAILABLE

More information about the funds available through your contract, including information about the risks associated with investing in them can be found in the current prospectus and Statement of Additional Information for each fund. You may obtain these documents by contacting Customer Service.

If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus.

Insurance products, annuities and retirement plan funding issued by (third party administrative services may also be provided by) Voya Retirement Insurance and Annuity Company, One Orange Way, Windsor, CT 06095. Securities are distributed by Voya Financial Partners, LLC (member SIPC). Securities may also be distributed through other broker-dealers with which Voya Financial Partners, LLC has selling agreements.

X.81216-21B	January 2022